Document and Entity Information	Apr. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	Tilray Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38594
Entity Tax Identification Number	82-4310622
Entity Address, Address Line One	265 Talbot Street West
Entity Address, City or Town	Leamington
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N8H 5L4
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001731348
Title of 12(b) Security	Class 2 Common Stock, $0.0001 parvalue per share
Trading Symbol	TLRY
Security Exchange Name	NASDAQ